Basis of Presentation and General Information (Predecessor)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (“Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having an initial share capital of 500 registered shares, of no par value, issued to the Parent. The Company completed the spin-off from Seanergy effective July 5, 2022. United’s common shares are listed on the Nasdaq Capital Market and began trading on July 6, 2022 under the symbol “USEA”. The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of dry-bulk vessels.

The accompanying consolidated financial statements include the accounts of United and its subsidiaries.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments that might result in the event that the Company is unable to continue as a going concern.
a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these consolidated financial statements as of December 31, 2024:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)(3)	Marshall Islands	Gloriuship	July 6, 2022	December 5, 2023
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	August 10, 2023
Parosea Shipping Co. (4)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (4)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)(3)	Liberia	Goodship	February 10, 2023	December 5, 2023
Traders Maritime Co. (1)(3)	Marshall Islands	Tradership	February 28, 2023	December 5, 2023
Chrisea Maritime Co. (1)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	July 19, 2024
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Synthesea	August 1, 2023	August 1, 2024
Exelixsea Maritime Co. (1)(3)	Marshall Islands	Exelixsea	August 29, 2023	March 27, 2024
Nisea Maritime Co. (1)(3)	Liberia	Nisea	September 10, 2024	N/A

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers
(4)	Dissolved companies within 2024

United Maritime Predecessor [Member]
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (or “Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having a share capital of 500 registered shares, of no par value, issued to the Parent. The Company was formed to serve as the holding company of the following vessel-owning company which was a subsidiary of Seanergy (the “Subsidiary”, or “United Maritime Predecessor”):

•	Sea Glorius Shipping Co.

On July 5, 2022, the spin-off transaction was consumed and the Parent contributed the Subsidiary to United and, as the sole shareholder of the Company, distributed the Company’s common shares to its shareholders and series B preferred shares on a pro rata basis. Following the spin-off consummation, United Maritime Corporation and Seanergy are independent publicly traded companies.

The accompanying predecessor carve-out financial statements are those of the Subsidiary for all periods presented using the historical carrying costs of the assets and the liabilities of the ship-owning company above from the dates of its incorporation.

The Subsidiary is incorporated to provide global shipping transportation services through the ownership of vessels. The vessel is owned through a separate wholly-owned subsidiary.

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries have announced sanctions against Russia. The sanctions announced by the U.S. and other countries against Russia include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. The U.S., EU nations and other countries could impose wider sanctions and take other actions as a result of the war.  With uncertainty remaining at high levels with regards to the global impact of the sanctions already announced to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess the exact impact on the Subsidiary. To date, no apparent consequences have been identified on the Subsidiary’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. It should be noted however that since the Subsidiary employs Ukrainian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims to this respect. Notwithstanding the foregoing, it is possible that the war might eventually have an adverse effect our business, financial condition, results of operations and cash flows.